CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income	$ 92,448	$ 94,685	$ 106,461
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	(2,817)	(15,081)	12,531
Unrealized gain from derivative instruments, net	0	0	143
Unrealized gain from available-for-sale securities, net	13	119	170
Realized gain from foreign currency translation adjustments	1,856	15,606	0
Losses net reclassified into earnings from marketable securities	(333)	0	0
Equity in other comprehensive (loss) of affiliated companies, net	554	(7,718)	0
Total other comprehensive income (loss), net of tax	(727)	(7,074)	12,844
Total Comprehensive income	91,721	87,611	119,305
Comprehensive income attributable to redeemable non-controlling interests	255	154	1,735
Comprehensive income attributable to non-controlling interests	18,032	6,918	30,794
Comprehensive income attributable Formula Systems (1985) shareholders	$ 73,434	$ 80,539	$ 86,776